Document and Entity Information	Aug. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001493566
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	Otonomy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36591
Entity Tax Identification Number	26-2590070
Entity Address, Address Line One	4796 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(619)
Local Phone Number	323-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	OTIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false